Eaton Vance
Georgia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
Housing — 0.8%
Housing Authority of Savannah, GA, (Pines At Garden City), Series 2025A, (FNMA), 4.75%, 3/1/42	$995	$ 1,063,585
Total Tax-Exempt Mortgage-Backed Securities (identified cost $995,000)		$ 1,063,585

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000's omitted)	Value
Education — 5.8%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,009,004
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 6.00%, 6/1/45(1)	1,000	1,033,883
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	656,240
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,916,356
Private Colleges and Universities Authority, GA, (Emory University), 5.25%, 9/1/39	2,290	2,661,442
Public Finance Authority, WI, (Cherokee Classical Academy), 6.00%, 6/15/35(1)	200	206,550
		$ 7,483,475
Electric Utilities — 1.6%
Dalton, GA, Combined Utilities Revenue, 4.00%, 3/1/34	$500	$ 511,249
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,519,832
		$ 2,031,081
Escrowed/Prerefunded — 2.2%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$1,500	$ 1,569,741
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	861,521
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	295	314,622
		$ 2,745,884
Security	Principal Amount (000's omitted)	Value
General Obligations — 11.9%
Atlanta Urban Redevelopment Agency, GA, 5.00%, 7/1/38	$1,000	$ 1,143,055
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	1,000	1,127,389
Bryan County School District, GA:
4.00%, 8/1/33	500	501,928
4.00%, 8/1/34	435	436,460
Charlton County School District, GA, 6.00%, 4/1/40	450	534,285
Dalton, GA, 5.00%, 2/1/48	1,735	1,764,065
Douglas County School District, GA, 5.00%, 4/1/36	1,000	1,193,710
Greene County School District, GA, 4.00%, 6/1/48	1,610	1,551,960
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,110,607
Jackson County School District, GA, 5.00%, 3/1/36	1,000	1,167,901
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	445	429,406
Puerto Rico:
0.00%, 7/1/33	750	540,729
5.625%, 7/1/29	1,500	1,592,617
Unified Government of Athens-Clarke County Development Authority, GA, 5.00%, 6/1/32	1,080	1,081,994
Valdosta Board of Education, GA, 5.00%, 2/1/35(2)	1,000	1,138,183
		$ 15,314,289
Hospital — 10.5%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/49	$1,320	$ 1,205,015
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,443,878
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,615	1,634,281
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,516,842
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,273,086
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	1,970	1,847,257
5.00%, 10/15/34	1,000	1,153,670
5.00%, 2/15/37	1,000	1,018,157
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	243,007
4.00%, 8/1/38	500	480,106
5.00%, 8/1/28	620	620,741
		$ 13,436,040

Eaton Vance
Georgia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 9.4%
Atlanta Urban Residential Finance Authority, GA, (Flats At Stone Hogan), (FNMA), 4.37%, 5/1/44	$1,000	$ 987,144
Cobb County Development Authority, GA, (KSU Summit II Student Housing):
5.00%, 7/15/42	750	801,743
5.00%, 7/15/43	1,315	1,391,690
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	1,950	1,984,628
Douglas County Housing Authority, GA, (Durelee Lane Senior Residences), (FNMA), 5.10%, 2/1/44	1,000	1,057,568
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,666,768
3.65%, 6/1/44	1,485	1,370,840
4.45%, 12/1/44	1,000	1,006,517
(FHLMC), (FNMA), (GNMA), 4.85%, 12/1/40	250	260,719
Warner Robins Housing Authority Resident Council Corp., GA, (Arbours at Wellston), 5.00% to 2/1/28 (Put Date), 2/1/29	1,500	1,562,572
		$ 12,090,189
Industrial Development Revenue — 5.2%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,096,547
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle):
2.20%, 10/1/32	750	659,693
2.90%, 7/1/49(3)	1,000	1,000,000
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	980,980
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	1,968,977
		$ 6,706,197
Insured - Electric Utilities — 4.6%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AG), 5.00%, 7/1/37	$1,470	$ 1,609,692
(AG), 5.00%, 7/1/48	150	153,765
(AG), 5.00%, 7/1/55	1,000	1,017,905
Griffin, GA, Public Utility Revenue:
(BAM), 5.00%, 1/1/43	265	286,702
(BAM), 5.00%, 1/1/45	200	213,480
Municipal Gas Authority of Georgia, GA, (Mid-State Energy Commission), (BAM), 5.00%, 9/1/43	1,150	1,221,544
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$980	$ 988,038
(NPFG), 5.25%, 7/1/34	420	424,567
		$ 5,915,693
Insured - General Obligations — 0.9%
Coweta County, GA, Water and Sewerage Authority, (AG), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,147,913
		$ 1,147,913
Insured - Hospital — 0.8%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	$1,000	$ 1,037,618
		$ 1,037,618
Insured - Lease Revenue/Certificates of Participation — 2.2%
Dacula Urban Redevelopment Agency, GA, (AG), 5.00%, 2/1/42	$1,175	$ 1,272,496
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,492	1,529,776
		$ 2,802,272
Insured - Water and Sewer — 3.6%
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, (BAM), 5.00%, 11/1/39	$1,000	$ 1,129,101
Augusta, GA, Water and Sewer Revenue, (BAM), 5.00%, 10/1/40	375	414,128
Braselton, GA, Water and Sewerage Revenue:
(BAM), 5.00%, 7/1/35	120	139,503
(BAM), 5.00%, 7/1/36	275	315,241
(BAM), 5.00%, 7/1/38	150	168,904
(BAM), 5.00%, 7/1/39	100	112,149
(BAM), 5.00%, 7/1/41	200	219,519
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32	1,590	1,619,688
Springfield, GA, Water and Sewer Fund:
(AG), 5.00%, 9/1/44(2)	250	266,473
(AG), 5.00%, 9/1/47(2)	250	263,452
		$ 4,648,158
Lease Revenue/Certificates of Participation — 0.6%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 517,549

Eaton Vance
Georgia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Sandy Springs Public Facilities Authority, GA, 2.00%, 5/1/35	$250	$ 220,658
		$ 738,207
Other Revenue — 4.5%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 477,594
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,116,848
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,062,946
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,160,540
		$ 5,817,928
Senior Living/Life Care — 0.6%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 5.00%, 4/1/54(1)	$315	$ 293,675
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	505,865
		$ 799,540
Special Tax Revenue — 7.0%
American Samoa Economic Development Authority:
5.00%, 9/1/35(1)(2)	$180	$ 191,109
5.00%, 9/1/38(1)	200	204,201
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	730	731,572
Atlanta Development Authority, GA, (Westside Gulch Area):
5.00%, 4/1/34(1)	1,500	1,529,992
5.50%, 4/1/39(1)	500	514,803
Cobb-Marietta Coliseum and Exhibit Hall Authority, GA, (Cobb Galleria Center):
5.00%, 10/1/36	350	407,162
5.50%, 10/1/50	225	247,029
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Green Bonds, 5.00%, 7/1/39	880	987,348
Green Bonds, 5.00%, 7/1/45	2,000	2,143,509
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,949,932
		$ 8,906,657
Transportation — 12.8%
Atlanta, GA, Airport Customer Facility Charge:
5.25%, 7/1/45	$1,000	$ 1,079,338
5.50%, 7/1/50	500	547,145
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$1,940	$ 1,964,347
(AMT), 4.00%, 7/1/40	3,000	2,942,418
(AMT), 5.25%, 7/1/42	1,420	1,538,869
Green Bonds, (AMT), 5.25%, 7/1/42	1,000	1,083,710
Georgia Ports Authority, 4.00%, 7/1/47	2,495	2,405,807
Georgia Road and Tollway Authority, 5.00%, 7/15/45	1,000	1,088,029
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 6/30/60	1,000	1,040,335
(AMT), 6.50%, 6/30/60	1,500	1,658,813
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/43	1,000	1,062,212
		$ 16,411,023
Water and Sewer — 11.9%
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	$1,250	$ 1,174,416
Coweta County Water and Sewerage Authority, GA, 5.00%, 6/1/49	1,000	1,052,627
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	1,000	1,121,916
5.00%, 10/1/45	2,650	2,793,364
5.00%, 10/1/48	1,000	1,061,155
5.00%, 10/1/50	1,520	1,603,492
Douglasville Douglas County Water and Sewer Authority, GA, 5.00%, 6/1/48	1,000	1,065,331
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,509,375
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,825,015
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	950	987,083
5.25%, 2/1/47	1,000	1,067,358
		$ 15,261,132
Total Tax-Exempt Municipal Obligations (identified cost $121,736,298)		$123,293,296

Eaton Vance
Georgia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 3.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Georgia Private Colleges and Universities Authority, (Emory University), (LOC: Truist Bank), 4.10%, 9/1/52(4)	$1,500	$ 1,500,000
		$ 1,500,000
General Obligations — 0.4%
Downtown Smyrna Development Authority, GA, 5.45%, 2/1/38	$500	$ 506,867
		$ 506,867
Insured - General Obligations — 1.4%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,757,148
		$ 1,757,148
Total Taxable Municipal Obligations (identified cost $3,718,302)		$ 3,764,015
Total Investments — 99.9% (identified cost $126,449,600)		$128,120,896
Other Assets, Less Liabilities — 0.1%		$ 134,666
Net Assets — 100.0%		$128,255,562
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $5,943,190 or 4.6% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2025, 13.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 6.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Georgia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,063,585	$ —	$ 1,063,585
Tax-Exempt Municipal Obligations	—	123,293,296	—	123,293,296
Taxable Municipal Obligations	—	3,764,015	—	3,764,015
Total Investments	$ —	$128,120,896	$ —	$128,120,896
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.